VIRTUS TAX-EXEMPT BOND FUND
Virtus Tax-Exempt Bond Fund

Virtus Tax-Exempt Bond Fund,

a series of Virtus Insight Trust

Supplement dated September 1, 2015 to the

Summary Prospectuses and the Virtus Insight Trust Statutory Prospectus,

each dated April 30, 2015

Important Notice to Investors

Under “Fees and Expenses,” the “Annual Fund Operating Expenses” table in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(b)	1.00%	1.75%	0.75%
Less: Expense Reimbursement(c)	(0.15)%	(0.15)%	(0.15)%
Total Annual Operating Expenses After Expense Reimbursement(b)(c)	0.85%	1.60%	0.60%

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class C Shares and 0.60% for Class I Shares through April 30, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$359	$555	$783	$1,439
Class C	Sold	$263	$521	$920	$2,037
	Held	$163	$521	$920	$2,037
Class I	Sold or Held	$61	$209	$387	$901

The section “More Information About Fund Expenses” on page 13 of the statutory prospectus is hereby revised by replacing the first table with the following:

	Class A Shares	Class C Shares	Class I Shares	Type *	Through Date
Virtus Low Duration Income Fund	0.75%	1.50%	0.50%	C	April 30, 2016
Virtus Tax-Exempt Bond Fund	0.85%	1.60%	0.60%	C	April 30, 2017

* C= Contractual; V= Voluntary

Investors should retain this supplement with the Prospectuses for future reference.

Under “Fees and Expenses,” the “Annual Fund Operating Expenses” table in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS TAX-EXEMPT BOND FUND		Class A	Class C	Class I
Management Fees		0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.00%	1.75%	0.75%
Less: Expense Reimbursement	[2]	(0.15%)	(0.15%)	(0.15%)
Total Annual Operating Expenses After Expense Reimbursement	[1],[2]	0.85%	1.60%	0.60%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class C Shares and 0.60% for Class I Shares through April 30, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - VIRTUS TAX-EXEMPT BOND FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	359	555	783	1,439
Class C	Sold	263	521	920	2,037
Class I	Sold or Held	61	209	387	901

Expense Example, No Redemption - VIRTUS TAX-EXEMPT BOND FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	359	555	783	1,439
Class C	Held	163	521	920	2,037
Class I	Sold or Held	61	209	387	901